AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 95.8%
Affiliated Mutual Funds — 31.1%
Domestic Equity — 22.8%
AST ClearBridge Dividend Growth Portfolio*	460,790	$16,459,406
AST Cohen & Steers Realty Portfolio*	42,156	824,991
AST Large-Cap Growth Portfolio*	854,120	76,682,869
AST Large-Cap Value Portfolio*	1,255,801	68,541,635
AST Small-Cap Growth Portfolio*	151,498	12,115,288
AST Small-Cap Value Portfolio*	287,606	11,866,633
		186,490,822
Fixed Income — 0.4%
AST High Yield Portfolio*	244,007	3,191,608
International Equity — 4.4%
AST International Growth Portfolio*	1,229,297	35,637,333
International Fixed Income — 3.5%
AST Global Bond Portfolio*	2,390,410	28,206,838

Total Affiliated Mutual Funds (cost $205,119,625)		253,526,601
Common Stocks — 45.0%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.*	1,450	579,420
Boeing Co. (The)*	1,290	196,132
Curtiss-Wright Corp.	1,100	361,559
Elbit Systems Ltd. (Israel)	95	18,905
General Dynamics Corp.	2,455	741,901
General Electric Co.	3,710	699,632
Howmet Aerospace, Inc.	2,690	269,672
Huntington Ingalls Industries, Inc.	80	21,150
Kongsberg Gruppen ASA (Norway)	403	39,365
L3Harris Technologies, Inc.	3,520	837,302
Lockheed Martin Corp.	2,265	1,324,028
Northrop Grumman Corp.	300	158,421
Rheinmetall AG (Germany)	156	84,806
Rolls-Royce Holdings PLC (United Kingdom)*	84,234	596,165
RTX Corp.	9,080	1,100,133
Safran SA (France)	2,276	535,595
Singapore Technologies Engineering Ltd. (Singapore)	7,200	26,005
Textron, Inc.(a)	470	41,633
TransDigm Group, Inc.	122	174,110
		7,805,934
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	270	29,800
Expeditors International of Washington, Inc.	310	40,734
FedEx Corp.	3,680	1,007,142
United Parcel Service, Inc. (Class B Stock)	2,240	305,402
		1,383,078
Automobile Components — 0.0%
Aisin Corp. (Japan)	2,400	26,668
Aptiv PLC*	620	44,646
BorgWarner, Inc.	540	19,597
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Cie Generale des Etablissements Michelin SCA (France)	2,387	$96,944
Sumitomo Electric Industries Ltd. (Japan)	7,100	115,287
		303,142
Automobiles — 0.8%
Ferrari NV (Italy)	36	16,870
Ford Motor Co.	71,960	759,897
General Motors Co.	17,190	770,799
Mazda Motor Corp. (Japan)	31,200	238,385
Subaru Corp. (Japan)	21,000	371,514
Suzuki Motor Corp. (Japan)	2,200	24,772
Tesla, Inc.*	14,700	3,845,961
Toyota Motor Corp. (Japan)	18,900	339,709
Volvo Car AB (Sweden) (Class B Stock)*	59,348	163,385
		6,531,292
Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,662	48,107
AIB Group PLC (Ireland)	46,079	263,955
ANZ Group Holdings Ltd. (Australia)	5,782	121,514
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,533	156,989
Banco BPM SpA (Italy)	4,304	29,080
Banco Santander SA (Spain)	32,077	164,358
Bank Hapoalim BM (Israel)	4,235	42,448
Bank Leumi Le-Israel BM (Israel)	5,148	50,414
Bank of America Corp.	28,960	1,149,133
Barclays PLC (United Kingdom)	107,953	324,354
BNP Paribas SA (France)	4,581	314,356
BOC Hong Kong Holdings Ltd. (China)	11,000	34,851
CaixaBank SA (Spain)	29,124	173,810
Citigroup, Inc.	6,850	428,810
Citizens Financial Group, Inc.	11,220	460,805
Commonwealth Bank of Australia (Australia)	3,572	333,181
Credit Agricole SA (France)	18,451	282,169
DBS Group Holdings Ltd. (Singapore)	6,600	195,454
Erste Group Bank AG (Austria)	2,694	147,627
Fifth Third Bancorp	1,530	65,545
HSBC Holdings PLC (United Kingdom)	57,540	516,193
Huntington Bancshares, Inc.	3,410	50,127
ING Groep NV (Netherlands)	3,182	57,731
Intesa Sanpaolo SpA (Italy)	106,120	454,268
JPMorgan Chase & Co.	19,260	4,061,164
KeyCorp	2,110	35,343
M&T Bank Corp.	360	64,123
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,900	111,928
National Australia Bank Ltd. (Australia)	10,306	266,826
NatWest Group PLC (United Kingdom)	41,630	192,720
Nordea Bank Abp (Finland)	14,753	174,163
Oversea-Chinese Banking Corp. Ltd. (Singapore)	21,500	251,679
A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	1,790	$330,882
Popular, Inc. (Puerto Rico)	1,800	180,486
Regions Financial Corp.(a)	2,060	48,060
Truist Financial Corp.	20,160	862,243
U.S. Bancorp	10,300	471,019
UniCredit SpA (Italy)	10,388	456,050
Wells Fargo & Co.	30,820	1,741,022
Westpac Banking Corp. (Australia)	11,469	250,626
Zions Bancorp NA	1,800	84,996
		15,448,609
Beverages — 0.5%
Asahi Group Holdings Ltd. (Japan)	3,300	43,253
Boston Beer Co., Inc. (The) (Class A Stock)*	200	57,828
Brown-Forman Corp. (Class B Stock)(a)	420	20,664
Carlsberg A/S (Denmark) (Class B Stock)	312	37,152
Coca-Cola Co. (The)	24,070	1,729,670
Coca-Cola HBC AG (Italy)*	699	24,921
Constellation Brands, Inc. (Class A Stock)	350	90,192
Keurig Dr. Pepper, Inc.	22,530	844,424
Molson Coors Beverage Co. (Class B Stock)(a)	440	25,309
Monster Beverage Corp.*(a)	1,590	82,950
PepsiCo, Inc.	8,190	1,392,710
		4,349,073
Biotechnology — 0.7%
AbbVie, Inc.	10,810	2,134,759
Alnylam Pharmaceuticals, Inc.*	2,500	687,575
Amgen, Inc.	3,380	1,089,070
Biogen, Inc.*	2,900	562,136
CSL Ltd.	375	74,075
Gilead Sciences, Inc.	4,590	384,826
Incyte Corp.*	390	25,779
Moderna, Inc.*	780	52,127
Neurocrine Biosciences, Inc.*	2,700	311,094
Regeneron Pharmaceuticals, Inc.*	238	250,195
Vertex Pharmaceuticals, Inc.*	560	260,445
		5,832,081
Broadline Retail — 1.5%
Amazon.com, Inc.*	59,940	11,168,620
eBay, Inc.	3,210	209,003
Next PLC (United Kingdom)	2,289	299,851
Rakuten Group, Inc. (Japan)*	40,400	260,678
		11,938,152
Building Products — 0.3%
A.O. Smith Corp.(a)	290	26,051
AGC, Inc. (Japan)	4,600	149,271
Allegion PLC	690	100,561
Armstrong World Industries, Inc.	1,700	223,431
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Builders FirstSource, Inc.*(a)	280	$54,281
Carlisle Cos., Inc.	700	314,825
Carrier Global Corp.(a)	1,880	151,321
Cie de Saint-Gobain SA (France)	4,573	417,069
Johnson Controls International PLC	1,510	117,191
Masco Corp.(a)	1,210	101,567
Owens Corning	2,000	353,040
ROCKWOOL A/S (Denmark) (Class B Stock)	50	23,473
Trane Technologies PLC	685	266,280
		2,298,361
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	8,958	396,826
Ameriprise Financial, Inc.	200	93,962
Amundi SA (France), 144A	999	74,672
Bank of New York Mellon Corp. (The)	13,580	975,859
BlackRock, Inc.	1,005	954,258
Blackstone, Inc.(a)	1,590	243,477
Cboe Global Markets, Inc.	240	49,169
Charles Schwab Corp. (The)	3,370	218,410
CME Group, Inc.	790	174,313
Deutsche Bank AG (Germany)	20,456	354,128
Euronext NV (Netherlands), 144A	768	83,364
FactSet Research Systems, Inc.	75	34,489
Franklin Resources, Inc.(a)	750	15,112
Goldman Sachs Group, Inc. (The)	3,000	1,485,330
Intercontinental Exchange, Inc.	1,290	207,226
Invesco Ltd.	1,180	20,721
Janus Henderson Group PLC	13,900	529,173
KKR & Co., Inc.	1,480	193,258
MarketAxess Holdings, Inc.	65	16,653
Moody’s Corp.	335	158,988
Morgan Stanley	8,590	895,422
MSCI, Inc.	1,265	737,406
Nasdaq, Inc.	8,280	604,523
Nomura Holdings, Inc. (Japan)	33,700	175,880
Northern Trust Corp.(a)	470	42,314
Raymond James Financial, Inc.(a)	5,000	612,300
S&P Global, Inc.	3,005	1,552,443
Singapore Exchange Ltd. (Singapore)	10,900	96,582
State Street Corp.	660	58,390
T. Rowe Price Group, Inc.	540	58,822
Tokai Tokyo Financial Holdings, Inc. (Japan)	7,800	26,507
Tradeweb Markets, Inc. (Class A Stock)	1,400	173,138
UBS Group AG (Switzerland)	10,468	323,922
		11,637,037
Chemicals — 0.6%
Air Products & Chemicals, Inc.	485	144,404
Albemarle Corp.(a)	270	25,572
Asahi Kasei Corp. (Japan)	10,100	76,572
Celanese Corp.(a)	230	31,271
CF Industries Holdings, Inc.(a)	420	36,036
Corteva, Inc.	1,570	92,300
Dow, Inc.	1,580	86,315

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc.	2,550	$227,231
Eastman Chemical Co.	270	30,227
Ecolab, Inc.	1,250	319,163
Evonik Industries AG (Germany)	1,300	30,432
FMC Corp.	290	19,123
International Flavors & Fragrances, Inc.	590	61,909
Linde PLC	2,555	1,218,377
LyondellBasell Industries NV (Class A Stock)	5,480	525,532
Mitsubishi Chemical Group Corp. (Japan)	38,800	249,578
Mosaic Co. (The)	790	21,156
Orica Ltd. (Australia)	7,463	95,332
PPG Industries, Inc.	2,240	296,710
Sherwin-Williams Co. (The)	2,805	1,070,584
Solvay SA (Belgium)	7,053	276,303
		4,934,127
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	36,724	482,031
Cintas Corp.	780	160,587
Copart, Inc.*	4,280	224,272
Republic Services, Inc.	760	152,638
Rollins, Inc.	680	34,394
Tetra Tech, Inc.	2,200	103,752
Veralto Corp.	6,090	681,228
Waste Management, Inc.	810	168,156
		2,007,058
Communications Equipment — 0.4%
Arista Networks, Inc.*	3,460	1,328,017
Cisco Systems, Inc.	27,220	1,448,648
F5, Inc.*	120	26,424
Juniper Networks, Inc.	770	30,015
Motorola Solutions, Inc.	355	159,619
Nokia OYJ (Finland)	17,676	77,176
		3,069,899
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	3,942	181,951
Comfort Systems USA, Inc.	200	78,070
Eiffage SA (France)	3,673	354,686
MasTec, Inc.*	4,300	529,330
Quanta Services, Inc.	300	89,445
Vinci SA (France)	1,739	203,283
		1,436,765
Construction Materials — 0.2%
CRH PLC	9,200	853,208
Heidelberg Materials AG (Germany)	2,961	322,571
Holcim AG*	4,079	399,468
Martin Marietta Materials, Inc.	120	64,590
Vulcan Materials Co.	270	67,616
		1,707,453
	Shares	Value

Common Stocks (continued)
Consumer Finance — 0.2%
American Express Co.	2,960	$802,752
Capital One Financial Corp.	850	127,270
Discover Financial Services	570	79,965
Synchrony Financial(a)	13,220	659,414
		1,669,401
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	3,214	54,803
Coles Group Ltd. (Australia)	9,822	122,446
Costco Wholesale Corp.	2,180	1,932,614
Dollar General Corp.	500	42,285
Dollar Tree, Inc.*	4,370	307,298
Koninklijke Ahold Delhaize NV (Netherlands)	8,782	303,581
Kroger Co. (The)	1,510	86,523
Sysco Corp.(a)	1,110	86,647
Target Corp.	7,320	1,140,895
Tesco PLC (United Kingdom)	93,691	449,840
US Foods Holding Corp.*	6,700	412,050
Walgreens Boots Alliance, Inc.(a)	8,930	80,013
Walmart, Inc.	23,100	1,865,325
		6,884,320
Containers & Packaging — 0.1%
Amcor PLC(a)	3,530	39,995
Avery Dennison Corp.	1,270	280,365
Ball Corp.(a)	710	48,216
Crown Holdings, Inc.	3,500	335,580
International Paper Co.(a)	780	38,103
Packaging Corp. of America	200	43,080
Smurfit WestRock PLC	1,130	55,845
		841,184
Distributors — 0.0%
Genuine Parts Co.(a)	290	40,507
LKQ Corp.	650	25,948
Pool Corp.	65	24,492
		90,947
Diversified Consumer Services — 0.0%
Duolingo, Inc.*(a)	300	84,606
Diversified REITs — 0.0%
GPT Group (The) (Australia)	17,141	58,773
Stockland (Australia)	8,000	28,855
		87,628
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	56,410	1,241,020
Deutsche Telekom AG (Germany)	14,494	425,678
Koninklijke KPN NV (Netherlands)	69,142	282,396
Proximus SADP (Belgium)	20,923	163,024
Telstra Group Ltd. (Australia)	13,260	35,491
Verizon Communications, Inc.	29,170	1,310,025
		3,457,634
Electric Utilities — 0.7%
Alliant Energy Corp.(a)	610	37,021

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
American Electric Power Co., Inc.	1,200	$123,120
Chubu Electric Power Co., Inc. (Japan)	800	9,402
Constellation Energy Corp.	4,310	1,120,686
Duke Energy Corp.	4,220	486,566
Edison International	850	74,026
Enel SpA (Italy)	62,627	500,252
Entergy Corp.	470	61,857
Evergy, Inc.	1,560	96,736
Eversource Energy	790	53,759
Exelon Corp.	2,290	92,859
FirstEnergy Corp.	1,160	51,446
Fortum OYJ (Finland)	1,725	28,385
Iberdrola SA (Spain)	26,529	410,116
Kansai Electric Power Co., Inc. (The) (Japan)	10,300	170,701
NextEra Energy, Inc.	5,770	487,738
NRG Energy, Inc.	9,150	833,565
PG&E Corp.	4,800	94,896
Pinnacle West Capital Corp.(a)	260	23,033
PPL Corp.	1,660	54,913
Shikoku Electric Power Co., Inc. (Japan)	2,600	23,132
Southern Co. (The)(a)	2,450	220,941
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	21,500	95,354
Xcel Energy, Inc.	12,050	786,865
		5,937,369
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	11,878	689,110
Acuity Brands, Inc.	900	247,851
AMETEK, Inc.	530	91,006
Eaton Corp. PLC	3,470	1,150,097
Emerson Electric Co.(a)	1,280	139,994
GE Vernova, Inc.*	605	154,263
Generac Holdings, Inc.*	130	20,654
Hubbell, Inc.	110	47,118
Legrand SA (France)	1,969	226,840
Nidec Corp. (Japan)	2,600	54,738
Prysmian SpA (Italy)	848	61,699
Rockwell Automation, Inc.	260	69,800
Schneider Electric SE	1,388	365,888
Siemens Energy AG (Germany)*	1,924	71,034
Vertiv Holdings Co. (Class A Stock)	7,400	736,226
		4,126,318
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	7,400	482,184
CDW Corp.	280	63,364
Corning, Inc.	1,740	78,561
Halma PLC (United Kingdom)	1,254	43,847
Ibiden Co. Ltd. (Japan)	300	9,272
Jabil, Inc.	250	29,957
Keyence Corp. (Japan)	400	191,705
Keysight Technologies, Inc.*	390	61,983
Murata Manufacturing Co. Ltd. (Japan)	4,500	89,049
TD SYNNEX Corp.	3,600	432,288
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TDK Corp. (Japan)	19,000	$242,712
TE Connectivity PLC (Ireland)	670	101,163
Teledyne Technologies, Inc.*	95	41,578
Trimble, Inc.*	590	36,633
Yokogawa Electric Corp. (Japan)	1,800	46,125
Zebra Technologies Corp. (Class A Stock)*	100	37,032
		1,987,453
Energy Equipment & Services — 0.1%
Baker Hughes Co.	4,940	178,581
Halliburton Co.	2,020	58,681
Schlumberger NV	9,100	381,745
		619,007
Entertainment — 0.6%
Capcom Co. Ltd. (Japan)	1,100	25,656
CTS Eventim AG & Co. KGaA (Germany)	480	49,980
Electronic Arts, Inc.	1,130	162,087
Konami Group Corp. (Japan)	500	50,989
Live Nation Entertainment, Inc.*	340	37,227
Madison Square Garden Sports Corp.*	300	62,478
Netflix, Inc.*	3,595	2,549,826
Nexon Co. Ltd. (Japan)	12,900	256,348
Nintendo Co. Ltd. (Japan)	2,600	138,974
Sea Ltd. (Singapore), ADR*	2,100	197,988
Take-Two Interactive Software, Inc.*	340	52,261
Walt Disney Co. (The)(a)	10,140	975,367
Warner Bros Discovery, Inc.*	25,200	207,900
		4,767,081
Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	10,315	4,747,582
Block, Inc.*	4,700	315,511
Corpay, Inc.*	140	43,786
Euronet Worldwide, Inc.*	1,000	99,230
EXOR NV (Netherlands)	1,073	115,030
Fidelity National Information Services, Inc.	10,730	898,638
Financial Partners Group Co. Ltd. (Japan)	3,700	57,651
Fiserv, Inc.*	1,280	229,952
Global Payments, Inc.	570	58,379
Groupe Bruxelles Lambert NV (Belgium)	350	27,274
Industrivarden AB (Sweden) (Class A Stock)	638	23,595
Investor AB (Sweden) (Class B Stock)	15,641	481,996
Jack Henry & Associates, Inc.(a)	170	30,012
Japan Securities Finance Co. Ltd. (Japan)	2,000	26,867
Mastercard, Inc. (Class A Stock)	4,875	2,407,275
PayPal Holdings, Inc.*	14,000	1,092,420
Visa, Inc. (Class A Stock)	9,060	2,491,047
		13,146,245

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products — 0.4%
Archer-Daniels-Midland Co.	6,790	$405,635
Associated British Foods PLC (United Kingdom)	2,335	72,975
Bunge Global SA(a)	320	30,925
Campbell Soup Co.(a)	460	22,503
Conagra Brands, Inc.	18,860	613,327
General Mills, Inc.(a)	2,660	196,441
Hershey Co. (The)(a)	320	61,370
Hormel Foods Corp.	2,580	81,786
Ingredion, Inc.	1,600	219,888
J.M. Smucker Co. (The)(a)	250	30,275
Kellanova	610	49,233
Kraft Heinz Co. (The)	1,860	65,305
Lamb Weston Holdings, Inc.(a)	350	22,659
McCormick & Co., Inc.	580	47,734
Mondelez International, Inc. (Class A Stock)	5,100	375,717
Nestle SA	7,618	765,551
Tyson Foods, Inc. (Class A Stock)(a)	690	41,096
WH Group Ltd. (Hong Kong), 144A	546,500	430,423
Wilmar International Ltd. (China)	28,000	72,621
		3,605,464
Gas Utilities — 0.0%
Atmos Energy Corp.	350	48,549
Osaka Gas Co. Ltd. (Japan)	1,100	24,807
		73,356
Ground Transportation — 0.4%
CSX Corp.	27,570	951,992
Hankyu Hanshin Holdings, Inc. (Japan)	700	21,624
J.B. Hunt Transport Services, Inc.	190	32,743
Norfolk Southern Corp.	1,680	417,480
Old Dominion Freight Line, Inc.(a)	390	77,470
Ryder System, Inc.	400	58,320
Uber Technologies, Inc.*	18,220	1,369,415
Union Pacific Corp.	2,640	650,707
		3,579,751
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	15,620	1,780,836
Align Technology, Inc.*(a)	165	41,963
Baxter International, Inc.	1,190	45,184
Becton, Dickinson & Co.	4,550	1,097,005
Boston Scientific Corp.*	15,700	1,315,660
Cooper Cos., Inc. (The)*	440	48,550
Demant A/S (Denmark)*	1,152	44,849
Dexcom, Inc.*	900	60,336
Edwards Lifesciences Corp.*	1,370	90,406
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,100	113,047
GE HealthCare Technologies, Inc.	1,040	97,604
Getinge AB (Sweden) (Class B Stock)	754	16,227
Hologic, Inc.*	520	42,359
Hoya Corp. (Japan)	1,000	138,504
IDEXX Laboratories, Inc.*	175	88,414
Insulet Corp.*(a)	150	34,913
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	2,380	$1,169,223
Medtronic PLC	10,350	931,810
ResMed, Inc.(a)	310	75,677
Solventum Corp.*(a)	310	21,613
STERIS PLC	530	128,546
Stryker Corp.(a)	745	269,139
Teleflex, Inc.	110	27,205
Zimmer Biomet Holdings, Inc.(a)	460	49,657
		7,728,727
Health Care Providers & Services — 1.0%
Ambea AB (Sweden), 144A	3,100	27,436
Cardinal Health, Inc.	3,650	403,398
Cencora, Inc.	400	90,032
Centene Corp.*	8,190	616,543
Cigna Group (The)	2,705	937,120
CVS Health Corp.	2,830	177,951
DaVita, Inc.*	110	18,032
Elevance Health, Inc.	2,305	1,198,600
Fresenius Medical Care AG (Germany)	4,078	173,281
Fresenius SE & Co. KGaA (Germany)*	4,565	174,158
HCA Healthcare, Inc.	400	162,572
Henry Schein, Inc.*	310	22,599
Humana, Inc.	250	79,185
Labcorp Holdings, Inc.(a)	170	37,992
McKesson Corp.	280	138,438
Molina Healthcare, Inc.*	115	39,625
Quest Diagnostics, Inc.	3,960	614,790
Ramsay Health Care Ltd. (Australia)	627	17,997
Ship Healthcare Holdings, Inc. (Japan)	1,800	29,412
Suzuken Co. Ltd. (Japan)	700	24,569
Tenet Healthcare Corp.*	500	83,100
UnitedHealth Group, Inc.	4,800	2,806,464
Universal Health Services, Inc. (Class B Stock)	130	29,771
		7,903,065
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	370	43,938
Healthpeak Properties, Inc.	16,010	366,149
Ventas, Inc.(a)	9,540	611,800
Welltower, Inc.(a)	1,280	163,878
		1,185,765
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	334	41,110
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	1,730	30,448
Park Hotels & Resorts, Inc.	15,200	214,320
		244,768
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	2,004	87,114
Airbnb, Inc. (Class A Stock)*	1,000	126,810
Aristocrat Leisure Ltd. (Australia)	3,423	138,202
Booking Holdings, Inc.	73	307,485
Caesars Entertainment, Inc.*	570	23,792

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Carnival Corp.*	2,450	$45,276
Cava Group, Inc.*	1,600	198,160
Chipotle Mexican Grill, Inc.*	17,700	1,019,874
Compass Group PLC (United Kingdom)	2,210	70,852
Darden Restaurants, Inc.(a)	3,880	636,824
Domino’s Pizza, Inc.	55	23,658
Expedia Group, Inc.*	290	42,926
Hilton Worldwide Holdings, Inc.	2,970	684,585
La Francaise des Jeux SAEM (France), 144A	4,511	185,626
Las Vegas Sands Corp.	820	41,279
Marriott International, Inc. (Class A Stock)	540	134,244
McDonald’s Corp.	2,595	790,203
MGM Resorts International*(a)	6,240	243,921
Norwegian Cruise Line Holdings Ltd.*(a)	1,120	22,971
Royal Caribbean Cruises Ltd.	4,030	714,761
Sodexo SA (France)	192	15,741
Starbucks Corp.(a)	2,530	246,650
Texas Roadhouse, Inc.	3,100	547,460
Travel + Leisure Co.	3,000	138,240
TUI AG (Germany)*	4,175	31,872
Wynn Resorts Ltd.	220	21,093
Yum! Brands, Inc.	620	86,620
Zensho Holdings Co. Ltd. (Japan)	2,200	121,893
		6,748,132
Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	5,199	328,844
Breville Group Ltd. (Australia)	1,150	27,065
D.R. Horton, Inc.	640	122,093
Garmin Ltd.(a)	2,130	374,944
JVCKenwood Corp. (Japan)	6,500	61,426
Lennar Corp. (Class A Stock)	550	103,114
Lennar Corp. (Class B Stock)	4,200	726,348
Mohawk Industries, Inc.*	120	19,281
Newell Brands, Inc.	10,300	79,104
NVR, Inc.*	6	58,871
PulteGroup, Inc.	460	66,024
SEB SA (France)	90	10,273
Sekisui Chemical Co. Ltd. (Japan)	1,200	18,763
Sony Group Corp. (Japan)	10,500	203,990
		2,200,140
Household Products — 0.5%
Church & Dwight Co., Inc.(a)	560	58,643
Clorox Co. (The)	290	47,244
Colgate-Palmolive Co.	11,590	1,203,158
Essity AB (Sweden) (Class B Stock)	14,827	462,820
Henkel AG & Co. KGaA (Germany)	368	31,284
Kimberly-Clark Corp.	2,660	378,465
Procter & Gamble Co. (The)	11,700	2,026,440
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	2,286	$139,867
		4,347,921
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	31,930	640,516
Vistra Corp.	760	90,090
		730,606
Industrial Conglomerates — 0.3%
3M Co.	8,540	1,167,418
Hitachi Ltd. (Japan)	27,100	718,620
Honeywell International, Inc.	1,470	303,863
Siemens AG (Germany)	2,318	468,950
Smiths Group PLC (United Kingdom)	1,120	25,170
		2,684,021
Industrial REITs — 0.2%
First Industrial Realty Trust, Inc.	1,100	61,578
Goodman Group (Australia)	11,371	290,063
Prologis, Inc.	9,680	1,222,390
		1,574,031
Insurance — 1.3%
Aflac, Inc.	1,180	131,924
Ageas SA/NV (Belgium)	7,164	382,265
AIA Group Ltd. (Hong Kong)	10,800	94,315
Allianz SE (Germany)	1,288	423,648
Allstate Corp. (The)	5,400	1,024,110
American International Group, Inc.	1,490	109,113
Aon PLC (Class A Stock)	480	166,075
Arch Capital Group Ltd.*	890	99,573
Arthur J. Gallagher & Co.(a)	500	140,685
Assurant, Inc.	820	163,065
Aviva PLC (United Kingdom)	68,012	440,498
AXA SA (France)	7,676	295,502
Brown & Brown, Inc.	580	60,088
Chubb Ltd.	860	248,015
Cincinnati Financial Corp.	370	50,364
Dai-ichi Life Holdings, Inc. (Japan)	8,400	217,958
Erie Indemnity Co. (Class A Stock)	50	26,991
Everest Group Ltd.	95	37,224
Fidelity National Financial, Inc.(a)	4,700	291,682
Globe Life, Inc.	260	27,537
Hannover Rueck SE (Germany)	212	60,517
Hartford Financial Services Group, Inc. (The)	720	84,679
Japan Post Holdings Co. Ltd. (Japan)	39,800	381,648
Loews Corp.	470	37,154
Marsh & McLennan Cos., Inc.	5,420	1,209,148
Medibank Private Ltd. (Australia)	159,997	403,665
MetLife, Inc.	12,370	1,020,278
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,177	648,579
Principal Financial Group, Inc.	560	48,104
Progressive Corp. (The)	6,340	1,608,838

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Sompo Holdings, Inc. (Japan)	2,900	$65,368
T&D Holdings, Inc. (Japan)	6,700	118,126
Talanx AG (Germany)	560	47,205
Travelers Cos., Inc. (The)	510	119,401
W.R. Berkley Corp.	775	43,966
Willis Towers Watson PLC	1,620	477,139
		10,804,447
Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)	38,110	6,320,544
Alphabet, Inc. (Class C Stock)	31,870	5,328,345
Auto Trader Group PLC (United Kingdom), 144A	4,810	55,917
LY Corp. (Japan)	6,800	19,821
Match Group, Inc.*	650	24,596
Meta Platforms, Inc. (Class A Stock)	13,100	7,498,964
		19,248,187
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	2,340	827,143
Akamai Technologies, Inc.*(a)	360	36,342
Cognizant Technology Solutions Corp. (Class A Stock)	9,610	741,700
EPAM Systems, Inc.*	135	26,869
Gartner, Inc.*	155	78,548
GoDaddy, Inc. (Class A Stock)*	1,590	249,280
International Business Machines Corp.(a)	7,760	1,715,581
Kyndryl Holdings, Inc.*	2,700	62,046
VeriSign, Inc.*	200	37,992
Wix.com Ltd. (Israel)*	2,600	434,642
		4,210,143
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	14,000	319,454
Hasbro, Inc.	310	22,419
Tomy Co. Ltd. (Japan)	1,000	27,427
		369,300
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	660	97,997
Bio-Techne Corp.	380	30,373
Charles River Laboratories International, Inc.*	100	19,697
Danaher Corp.	5,040	1,401,221
Illumina, Inc.*	4,200	547,722
IQVIA Holdings, Inc.*	400	94,788
Mettler-Toledo International, Inc.*	44	65,987
Revvity, Inc.(a)	290	37,048
Thermo Fisher Scientific, Inc.	3,385	2,093,859
Waters Corp.*	115	41,387
West Pharmaceutical Services, Inc.	145	43,523
		4,473,602
Machinery — 0.8%
Alfa Laval AB (Sweden)	1,002	48,172
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Allison Transmission Holdings, Inc.	6,000	$576,420
Atlas Copco AB (Sweden) (Class B Stock)	5,512	94,574
Caterpillar, Inc.	1,465	572,991
Cummins, Inc.	1,690	547,205
Deere & Co.(a)	750	312,997
Donaldson Co., Inc.	5,500	405,350
Dover Corp.	290	55,605
Epiroc AB (Sweden) (Class B Stock)	1,262	23,931
FANUC Corp. (Japan)	6,300	185,034
Flowserve Corp.	12,000	620,280
Fortive Corp.	810	63,933
GEA Group AG (Germany)	3,832	187,946
IDEX Corp.	160	34,320
Illinois Tool Works, Inc.(a)	610	159,863
Indutrade AB (Sweden)	1,160	36,099
Ingersoll Rand, Inc.	890	87,362
ITT, Inc.(a)	2,700	403,677
Knorr-Bremse AG (Germany)	255	22,722
Makita Corp. (Japan)	3,200	108,101
Namura Shipbuilding Co. Ltd. (Japan)	4,400	43,944
Nordson Corp.	130	34,142
Oshkosh Corp.	1,400	140,294
Otis Worldwide Corp.	890	92,507
PACCAR, Inc.	1,160	114,469
Parker-Hannifin Corp.	270	170,591
Pentair PLC	400	39,116
Rational AG (Germany)	44	44,922
Schindler Holding AG (Switzerland)	75	21,331
Schindler Holding AG (Switzerland) (Part. Cert.)	131	38,449
SKF AB (Sweden) (Class B Stock)	1,955	38,941
Snap-on, Inc.(a)	120	34,765
Stanley Black & Decker, Inc.(a)	370	40,748
Trelleborg AB (Sweden) (Class B Stock)	700	26,944
Volvo AB (Sweden) (Class A Stock)	975	26,035
Volvo AB (Sweden) (Class B Stock)	18,458	488,255
Wartsila OYJ Abp (Finland)	3,956	88,522
Westinghouse Air Brake Technologies Corp.	2,280	414,436
Xylem, Inc.	1,320	178,240
		6,623,233
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	15	24,311
Kawasaki Kisen Kaisha Ltd. (Japan)	21,800	339,851
		364,162
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	200	64,816
Comcast Corp. (Class A Stock)	30,050	1,255,188
Fox Corp. (Class A Stock)(a)	540	22,858
Fox Corp. (Class B Stock)	350	13,580
Interpublic Group of Cos., Inc. (The)(a)	930	29,416

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
News Corp. (Class A Stock)	900	$23,967
News Corp. (Class B Stock)(a)	310	8,665
Omnicom Group, Inc.(a)	430	44,458
Paramount Global (Class B Stock)(a)	1,270	13,487
Publicis Groupe SA (France)	3,693	404,149
		1,880,584
Metals & Mining — 0.3%
BHP Group Ltd. (Australia)	18,194	564,854
Boliden AB (Sweden)	1,831	62,142
Fortescue Ltd. (Australia)	12,022	169,565
Freeport-McMoRan, Inc.	16,830	840,154
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,100	37,650
Newmont Corp.	2,590	138,435
Nippon Steel Corp. (Japan)	2,700	60,513
Northern Star Resources Ltd. (Australia)	11,148	122,118
Nucor Corp.	540	81,184
Rio Tinto Ltd. (Australia)	1,167	103,216
Rio Tinto PLC (Australia)	8,082	573,722
Steel Dynamics, Inc.	330	41,606
		2,795,159
Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	3,475	28,392
Ameren Corp.	610	53,351
CenterPoint Energy, Inc.	1,570	46,189
Centrica PLC (United Kingdom)	257,763	403,178
CMS Energy Corp.	4,080	288,170
Consolidated Edison, Inc.	790	82,263
Dominion Energy, Inc.	1,890	109,223
DTE Energy Co.	5,270	676,721
E.ON SE (Germany)	3,192	47,535
Engie SA (France)	24,580	425,043
NiSource, Inc.	1,000	34,650
Public Service Enterprise Group, Inc.	1,140	101,699
Sembcorp Industries Ltd. (Singapore)	3,900	16,765
Sempra(a)	9,120	762,706
WEC Energy Group, Inc.(a)	710	68,288
		3,144,173
Office REITs — 0.0%
BXP, Inc.(a)	340	27,357
Gecina SA (France)	210	24,179
		51,536
Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.*	6,700	191,955
APA Corp.	910	22,259
Cheniere Energy, Inc.	3,800	683,392
Chevron Corp.	7,320	1,078,016
ConocoPhillips(a)	10,520	1,107,546
Coterra Energy, Inc.	1,690	40,476
Devon Energy Corp.	8,510	332,911
Diamondback Energy, Inc.	4,010	691,324
ENEOS Holdings, Inc. (Japan)	24,000	131,404
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
EOG Resources, Inc.	1,270	$156,121
EQT Corp.(a)	1,250	45,800
Exxon Mobil Corp.	28,567	3,348,624
Hess Corp.	610	82,838
Idemitsu Kosan Co. Ltd. (Japan)	29,000	210,289
Inpex Corp. (Japan)	23,700	320,869
Kinder Morgan, Inc.	4,360	96,312
Marathon Oil Corp.	1,330	35,418
Marathon Petroleum Corp.	750	122,183
Occidental Petroleum Corp.	2,750	141,735
ONEOK, Inc.	1,310	119,380
Phillips 66	6,630	871,513
Shell PLC	17,734	575,322
Targa Resources Corp.	500	74,005
TotalEnergies SE (France)	10,092	655,328
Valero Energy Corp.	2,130	287,614
Williams Cos., Inc. (The)	14,130	645,034
		12,067,668
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,000	107,460
Passenger Airlines — 0.0%
ANA Holdings, Inc. (Japan)	1,200	25,696
Delta Air Lines, Inc.	2,760	140,180
Singapore Airlines Ltd. (Singapore)	7,200	38,008
Southwest Airlines Co.(a)	1,410	41,778
United Airlines Holdings, Inc.*	760	43,366
		289,028
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	530	52,836
Kenvue, Inc.	4,340	100,384
Unilever PLC (United Kingdom)	11,919	772,748
		925,968
Pharmaceuticals — 2.2%
AstraZeneca PLC (United Kingdom)	3,318	516,899
Bristol-Myers Squibb Co.	6,350	328,549
Catalent, Inc.*	430	26,045
Daiichi Sankyo Co. Ltd. (Japan)	9,200	303,898
Elanco Animal Health, Inc.*	13,700	201,253
Eli Lilly & Co.	5,600	4,961,264
GSK PLC	31,501	641,393
Hikma Pharmaceuticals PLC (Jordan)	3,355	85,853
Ipsen SA (France)	132	16,260
Johnson & Johnson	17,400	2,819,844
Kyowa Kirin Co. Ltd. (Japan)	5,700	100,586
Merck & Co., Inc.	19,880	2,257,573
Merck KGaA (Germany)	427	75,379
Novartis AG (Switzerland)	9,721	1,119,299
Novo Nordisk A/S (Denmark) (Class B Stock)	11,276	1,337,464
Orion OYJ (Finland) (Class B Stock)	893	48,931
Otsuka Holdings Co. Ltd. (Japan)	2,300	130,638
Pfizer, Inc.	17,420	504,135
Roche Holding AG	2,950	944,051

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi SA	3,800	$437,529
Shionogi & Co. Ltd. (Japan)	28,500	408,524
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,900	70,278
Viatris, Inc.	2,910	33,785
Zoetis, Inc.	1,010	197,334
		17,566,764
Professional Services — 0.4%
Amentum Holdings, Inc.*	290	9,353
Automatic Data Processing, Inc.	3,230	893,838
Broadridge Financial Solutions, Inc.	270	58,058
Computershare Ltd. (Australia)	8,150	142,078
Dayforce, Inc.*	410	25,112
Dun & Bradstreet Holdings, Inc.	21,800	250,918
Equifax, Inc.	270	79,342
Jacobs Solutions, Inc.	290	37,961
Leidos Holdings, Inc.	1,780	290,140
ManpowerGroup, Inc.	3,800	279,376
Parsons Corp.*	3,300	342,144
Paychex, Inc.(a)	730	97,959
Paycom Software, Inc.	80	13,326
Recruit Holdings Co. Ltd. (Japan)	4,700	285,536
Teleperformance SE (France)	171	17,690
Verisk Analytics, Inc.	300	80,388
Wolters Kluwer NV (Netherlands)	878	148,094
		3,051,313
Real Estate Management & Development — 0.2%
Aeon Mall Co. Ltd. (Japan)	1,800	26,263
CBRE Group, Inc. (Class A Stock)*(a)	660	82,157
CoStar Group, Inc.*	940	70,914
Daito Trust Construction Co. Ltd. (Japan)	1,900	231,431
Daiwa House Industry Co. Ltd. (Japan)	4,200	132,199
Jones Lang LaSalle, Inc.*	2,800	755,468
LEG Immobilien SE (Germany)	580	60,722
Vonovia SE (Germany)	2,414	88,127
		1,447,281
Residential REITs — 0.2%
AvalonBay Communities, Inc.	900	202,725
Camden Property Trust(a)	950	117,353
Equity Residential	9,590	714,071
Essex Property Trust, Inc.	130	38,405
Invitation Homes, Inc.(a)	1,310	46,191
Mid-America Apartment Communities, Inc.	270	42,903
UDR, Inc.	730	33,098
		1,194,746
Retail REITs — 0.2%
Federal Realty Investment Trust	160	18,395
Kimco Realty Corp.(a)	4,210	97,756
Klepierre SA (France)	7,197	235,817
Realty Income Corp.(a)	5,190	329,150
Regency Centers Corp.	400	28,892
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Scentre Group (Australia)	28,009	$70,411
Simon Property Group, Inc.	690	116,624
Vicinity Ltd. (Australia)	277,066	422,147
		1,319,192
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.*	6,390	1,048,471
Advantest Corp. (Japan)	1,700	79,953
Analog Devices, Inc.	1,110	255,489
Applied Materials, Inc.	5,260	1,062,783
ASM International NV (Netherlands)	637	420,267
ASML Holding NV (Netherlands)	1,667	1,386,712
Broadcom, Inc.	25,340	4,371,150
Enphase Energy, Inc.*(a)	320	36,166
First Solar, Inc.*(a)	250	62,360
Intel Corp.	9,590	224,981
KLA Corp.	295	228,451
Lam Research Corp.	610	497,809
Lasertec Corp. (Japan)	800	133,381
Microchip Technology, Inc.	1,200	96,348
Micron Technology, Inc.	11,490	1,191,628
Monolithic Power Systems, Inc.	905	836,672
NVIDIA Corp.	151,220	18,364,157
NXP Semiconductors NV (China)	560	134,406
ON Semiconductor Corp.*	980	71,158
Onto Innovation, Inc.*	2,800	581,168
Qorvo, Inc.*	5,230	540,259
QUALCOMM, Inc.	10,740	1,826,337
SCREEN Holdings Co. Ltd. (Japan)	1,200	84,386
Skyworks Solutions, Inc.	380	37,533
Teradyne, Inc.	4,930	660,275
Texas Instruments, Inc.	3,040	627,973
Tokyo Electron Ltd. (Japan)	2,000	356,671
		35,216,944
Software — 4.0%
Adobe, Inc.*	2,630	1,361,761
ANSYS, Inc.*	180	57,353
Autodesk, Inc.*	3,480	958,670
Cadence Design Systems, Inc.*	590	159,908
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	3,030	849,824
Datadog, Inc. (Class A Stock)*	5,000	575,300
Fair Isaac Corp.*	52	101,063
Fortinet, Inc.*	1,440	111,672
Gen Digital, Inc.(a)	1,270	34,836
Gitlab, Inc. (Class A Stock)*	5,700	293,778
Informatica, Inc. (Class A Stock)*	15,100	381,728
Intuit, Inc.	1,415	878,715
Microsoft Corp.	44,305	19,064,442
Nice Ltd. (Israel)*	453	78,759
Oracle Corp.	6,650	1,133,160
Palantir Technologies, Inc. (Class A Stock)*	4,320	160,704
Palo Alto Networks, Inc.*	705	240,969
PTC, Inc.*(a)	280	50,585
RingCentral, Inc. (Class A Stock)*	5,500	173,965

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Roper Technologies, Inc.	230	$127,981
Salesforce, Inc.	8,120	2,222,525
SAP SE (Germany)	2,222	508,244
ServiceNow, Inc.*(a)	1,900	1,699,341
Synopsys, Inc.*	330	167,109
Teradata Corp.*	2,800	84,952
Tyler Technologies, Inc.*	85	49,616
WiseTech Global Ltd. (Australia)	2,038	192,991
Workday, Inc. (Class A Stock)*	2,800	684,348
Xero Ltd. (New Zealand)*	1,220	126,107
Zoom Video Communications, Inc. (Class A Stock)*(a)	6,500	453,310
		32,983,716
Specialized REITs — 0.4%
American Tower Corp.	3,330	774,425
Crown Castle, Inc.	970	115,071
Digital Realty Trust, Inc.	2,090	338,225
Equinix, Inc.	200	177,526
Extra Space Storage, Inc.	480	86,491
Iron Mountain, Inc.(a)	4,150	493,144
Public Storage	1,940	705,908
SBA Communications Corp.	215	51,750
VICI Properties, Inc.(a)	2,390	79,611
Weyerhaeuser Co.	1,680	56,885
		2,879,036
Specialty Retail — 0.9%
AutoZone, Inc.*	35	110,251
Bath & Body Works, Inc.	3,000	95,760
Best Buy Co., Inc.(a)	460	47,518
Burlington Stores, Inc.*	400	105,392
CarMax, Inc.*	380	29,404
Carvana Co.*	3,800	661,618
Gap, Inc. (The)	23,900	526,995
Home Depot, Inc. (The)	5,750	2,329,900
Industria de Diseno Textil SA (Spain)	10,487	621,108
JB Hi-Fi Ltd. (Australia)	266	14,640
JD Sports Fashion PLC (United Kingdom)	8,112	16,726
Lowe’s Cos., Inc.	5,610	1,519,469
O’Reilly Automotive, Inc.*	130	149,708
Ross Stores, Inc.	740	111,377
TJX Cos., Inc. (The)	3,730	438,424
Tractor Supply Co.	250	72,733
Ulta Beauty, Inc.*	90	35,021
Zalando SE (Germany), 144A*	4,715	155,840
		7,041,884
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	92,450	21,540,850
Canon, Inc. (Japan)	3,400	111,980
Dell Technologies, Inc. (Class C Stock)	600	71,124
Hewlett Packard Enterprise Co.	31,630	647,150
HP, Inc.(a)	2,050	73,533
Logitech International SA (Switzerland)	4,829	432,489
NetApp, Inc.	480	59,285
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seagate Technology Holdings PLC(a)	470	$51,479
Super Micro Computer, Inc.*	104	43,306
Western Digital Corp.*	760	51,900
		23,083,096
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	1,572	416,559
Asics Corp. (Japan)	22,700	476,885
Crocs, Inc.*(a)	500	72,405
Deckers Outdoor Corp.*	3,330	530,968
Lululemon Athletica, Inc.*	255	69,194
LVMH Moet Hennessy Louis Vuitton SE (France)	383	293,714
Moncler SpA (Italy)	200	12,715
NIKE, Inc. (Class B Stock)	2,700	238,680
Pandora A/S (Denmark)	1,412	232,723
Ralph Lauren Corp.	80	15,510
Tapestry, Inc.(a)	550	25,839
		2,385,192
Tobacco — 0.3%
Altria Group, Inc.	16,240	828,890
British American Tobacco PLC (United Kingdom)	6,681	243,576
Imperial Brands PLC (United Kingdom)	12,312	358,145
Japan Tobacco, Inc. (Japan)	3,700	107,887
Philip Morris International, Inc.	4,780	580,292
		2,118,790
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	1,800	170,496
Fastenal Co.	1,280	91,417
Mitsui & Co. Ltd. (Japan)	16,100	360,061
United Rentals, Inc.	545	441,303
W.W. Grainger, Inc.	195	202,568
WESCO International, Inc.	500	83,990
		1,349,835
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	822	180,573
Water Utilities — 0.0%
American Water Works Co., Inc.	430	62,883
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	3,300	105,724
Tele2 AB (Sweden) (Class B Stock)	2,327	26,320
T-Mobile US, Inc.	3,000	619,080
Vodafone Group PLC (United Kingdom)	39,928	40,016
		791,140

Total Common Stocks (cost $286,827,368)		367,055,146
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	288	23,900

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Porsche Automobil Holding SE (Germany) (PRFC)	504	$23,092
		46,992
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	3,586	337,084

Total Preferred Stocks (cost $320,482)		384,076
Unaffiliated Exchange-Traded Funds — 0.2%
iShares Core S&P 500 ETF	1,950	1,124,799
iShares MSCI EAFE ETF	4,510	377,171

Total Unaffiliated Exchange-Traded Funds (cost $1,356,948)		1,501,970

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.6%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	411,730
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,723,099
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	407,402
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	228	232,605
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	114	116,284
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	200,549
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	600	612,614
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	504,984
Ford Credit Floorplan Master Owner Trust A,
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	512,227
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	527,632
Series 2024-02, Class A, 144A
4.520%	03/11/37	600	605,118
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,183	1,180,932
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C
4.960%	11/15/28	300	$301,390
Series 2024-04, Class C
4.950%	04/15/30	300	302,495
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	413	416,204
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	500	507,548
			8,562,813
Collateralized Loan Obligations — 3.4%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.812%(c)	04/20/37	1,000	1,002,272
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.741%(c)	01/19/35	500	500,507
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.672%(c)	04/20/35	1,000	1,000,024
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.279%(c)	04/26/35	2,000	2,000,000
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37	1,000	1,006,999
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	12/19/32	2,250	2,270,615
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.691%(c)	04/19/34	1,000	1,001,014
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34	750	750,527
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.854%(c)	04/20/37	1,000	1,002,172
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.175%(c)	01/25/37	1,000	1,005,985
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.892%(c)	04/20/37	1,000	1,003,703

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/20/37	1,000	$1,003,881
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37	1,000	1,005,656
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.684%(c)	04/20/34	1,000	1,001,591
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
6.512%(c)	10/20/31	814	817,474
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.831%(c)	04/15/37	1,000	1,002,268
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
7.001%(c)	01/15/37	1,000	1,000,915
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
6.401%(c)	04/15/31	726	726,237
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.786%(c)	04/16/37	1,000	1,001,261
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37	1,000	1,002,585
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.132%(c)	10/20/35	3,000	3,017,583
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.816%(c)	04/25/37	1,000	1,002,194
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37	1,000	1,005,153
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.647%(c)	07/17/31	1,311	1,312,458
			27,443,074
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.1%
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	400	$404,523
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	530	529,923
			934,446
Home Equity Loans — 0.1%
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%	09/25/44	396	398,092
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	61	61,157
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	165	168,754
			628,003
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	249	244,973

Total Asset-Backed Securities (cost $37,568,146)			37,813,309
Commercial Mortgage-Backed Securities — 3.0%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,750,010
Series 2019-BN20, Class A2
2.758%	09/15/62	4,047	3,751,785
Series 2019-BN21, Class A4
2.600%	10/17/52	2,910	2,697,304
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,286,645
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,624	1,592,985
BANK5,
Series 2023-05YR04, Class A3
6.500%	12/15/56	1,299	1,385,217
Benchmark Mortgage Trust,
Series 2023-B40, Class A2
6.930%	12/15/56	384	415,657
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	860,250
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,466	1,372,423
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,206,192

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	831	$803,773
Series 2016-C31, Class A4
2.840%	11/15/49	1,821	1,772,516
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,691	1,650,270
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	535,157
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,435,872
Series 2019-C53, Class A3
2.787%	10/15/52	200	185,624
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	2,054,399

Total Commercial Mortgage-Backed Securities (cost $24,515,869)			24,756,079
Corporate Bonds — 5.9%
Aerospace & Defense — 0.2%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	265	272,862
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	650,370
5.805%	05/01/50	285	275,355
			1,198,587
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	316,328
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	100	99,092
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	375	374,014
			473,106
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	196,147
4.000%	11/13/30	200	184,586
5.800%	03/08/29	200	203,429
6.798%	11/07/28	205	216,459
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.800%	06/23/28	590	612,324
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	335	$341,968
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	285	285,486
			2,040,399
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	203	202,497
Banks — 1.9%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26	500	508,969
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	200	206,671
5.552%(ff)	03/14/28	400	408,404
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,121,627
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	1,063	1,043,303
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	630	634,817
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	200	209,541
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,875	1,648,430
2.666%(ff)	01/29/31	110	100,207
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
6.720%(ff)	01/18/29	325	343,914
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	1,780	1,687,157
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33(a)	1,257	1,130,286
5.581%(ff)	04/22/30(a)	560	587,915
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	873,098
3.591%(cc)	07/22/28	1,075	1,053,002
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	325	338,222
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	1,055	1,001,541

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		55	$58,492
7.161%(ff)	10/30/29		200	219,342
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28		1,900	1,921,924
				15,096,862
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		200	195,897
Chemicals — 0.1%
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)		460	475,541
Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		125	123,172
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	110,214
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52(a)		445	414,040
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		325	296,584
				944,010
Diversified Financial Services — 0.3%
BlackRock Funding, Inc.,
Gtd. Notes
5.000%	03/14/34		580	604,333
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,225	1,215,268
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.625%	09/01/28		200	195,838
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		250	255,406
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		360	355,838
				2,626,683
Electric — 0.3%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes
5.365%(c)	06/15/26		155	156,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	175	$174,485
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	650	426,648
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	475	430,683
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47	400	315,357
4.950%	07/01/50	245	223,117
PacifiCorp,
First Mortgage
4.150%	02/15/50	300	248,986
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	298,079
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	523,770
			2,798,062
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	362,730
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	104,488
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	250	255,325
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	935	763,726
			1,123,539
Foods — 0.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	844	856,457
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)	25	23,450
4.375%	01/31/32	310	287,454
			1,167,361
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	155	157,626

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	$312,949
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	55	52,395
5.200%	04/15/63	275	274,921
			640,265
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	162,196
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	275	277,414
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	225	229,753
			669,363
Insurance — 0.0%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	363,020
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	49,180
5.500%	05/01/26	325	324,369
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	100	65,519
5.125%	07/01/49	360	288,841
			727,909
Mining — 0.1%
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	530	555,845
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	155	159,630
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	599,855
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	875	838,575
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	506,923
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	$249,405
8.625%	01/19/29	265	284,941
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	388,504
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	172,580
6.500%	03/13/27	490	479,955
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	902,240
			4,422,978
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	200	206,950
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.800%	06/15/31	525	545,949
			752,899
Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	355	254,692
Pipelines — 0.6%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	942,609
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	177,598
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	620	577,896
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,749
7.500%	06/01/30	25	27,464
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	200	211,876
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	460	412,852
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	840	897,928
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	506,430

A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	1,015	$977,200
			4,757,602
Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	390	401,939
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	1,014,377
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,506,559
Kimco Realty OP LLC,
Gtd. Notes
4.600%	02/01/33	435	431,635
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,392,031
5.700%	01/15/33	135	139,294
			4,885,835
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	367,013
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	575	471,051
3.650%	09/15/59	400	289,912
			760,963
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	50	52,596

Total Corporate Bonds (cost $47,249,942)			48,549,838
Residential Mortgage-Backed Securities — 0.4%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	240	225,745
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	166	165,728
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	10/25/43	76	76,582
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	82	78,837
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae REMIC,
Series 2014-17, Class SE, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.555%(c)	04/25/44		2,222	$281,336
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.670%(c)	08/25/52		1,560	175,131
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.430%(c)	09/25/42		301	304,562
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52		197	5,268
Series 5269, Class AD
2.000%	01/25/55		711	570,085
Series 5281, Class AY
2.500%	08/25/52		203	167,164
Freddie Mac Strips,
Series 406, Class PO, PO
1.215%(s)	10/25/53		370	310,780
Government National Mortgage Assoc.,
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		339	12,885
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		388	13,471
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		314	12,465
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		786	28,460
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		244	7,421
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		603	18,275
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		621	16,471
Series 2022-93, Class IO
3.000%	08/20/51		987	106,150
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		198	189,635
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%	08/25/44		245	247,616
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.374%(c)	06/24/71	EUR	86	95,281

A16

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	$92,634

Total Residential Mortgage-Backed Securities (cost $2,926,101)				3,201,982
Sovereign Bonds — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	153,702
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	100	104,566
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	114,051
3.125%	05/15/27	EUR	301	328,749

Total Sovereign Bonds (cost $634,594)				701,068
U.S. Government Agency Obligations — 5.0%
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		387	354,805
2.000%	07/01/36		122	111,804
2.000%	05/01/42		997	862,390
2.000%	02/01/51		1,001	835,091
2.500%	10/01/35		153	144,557
3.000%	09/01/50(k)		2,453	2,234,422
3.000%	02/01/52		889	806,857
3.500%	06/01/37		114	111,254
3.500%	03/01/48		1,438	1,364,131
3.500%	07/01/52		504	469,032
4.000%	09/01/37		137	135,712
4.500%	07/01/47		950	951,287
5.500%	12/01/52		687	696,323
5.500%	02/01/53		987	999,044
Federal National Mortgage Assoc.
1.500%	01/01/36		412	370,104
1.500%	11/01/50		879	695,678
1.500%	02/01/51		1,034	818,884
2.000%	03/01/31		112	106,420
2.000%	01/01/32		231	218,947
2.000%	11/01/50		1,421	1,181,938
2.000%	03/01/51		1,981	1,640,827
2.000%	04/01/51		531	441,523
2.000%	05/01/51		1,001	832,207
2.000%	12/01/51		462	382,938
2.500%	07/01/32		124	119,052
2.500%	08/01/32		138	132,663
2.500%	09/01/32		133	127,264
2.500%	07/01/35		476	456,098
2.500%	11/01/36		529	497,459
2.500%	03/01/51		474	411,289
2.500%	06/01/51		2,225	1,935,516
2.500%	08/01/51		1,596	1,386,012
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	12/01/51	1,280	$1,113,967
2.500%	02/01/52	1,253	1,095,287
2.500%	04/01/52	1,287	1,125,285
3.000%	06/01/36	546	528,506
3.000%	02/01/50	886	796,559
3.500%	03/01/52	409	385,949
3.500%	05/01/52	499	464,987
4.000%	06/01/52	1,446	1,388,578
4.000%	07/01/52	483	465,510
4.000%	10/01/52	221	212,254
5.000%	06/01/52	822	823,741
5.000%	10/01/52	472	471,879
6.000%	01/01/53	916	937,123
6.000%	09/01/53	482	493,218
Government National Mortgage Assoc.
2.000%	10/20/50	496	421,124
2.000%	01/20/51	478	405,566
2.000%	07/20/51	528	447,434
2.500%	07/20/51	448	394,634
3.000%	05/20/46	162	149,583
3.000%	10/20/46	195	179,647
3.000%	11/20/47	170	156,168
3.000%	06/20/51	1,037	946,990
3.500%	08/20/43	838	803,395
3.500%	10/20/46	731	695,213
3.500%	04/20/48	461	437,619
4.000%	11/20/47	736	720,026
4.000%	03/20/48	438	429,078
4.500%	08/20/48	592	592,390
5.500%	TBA	1,500	1,514,445
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.375%	08/01/34	195	198,803

Total U.S. Government Agency Obligations (cost $40,635,015)			40,626,486
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds
4.750%	11/15/43	625	674,414
U.S. Treasury Strips Coupon
3.799%(s)	05/15/41(k)	6,640	3,237,519

Total U.S. Treasury Obligations (cost $4,256,527)			3,911,933

Total Long-Term Investments (cost $651,410,617)			782,028,488

Shares
Short-Term Investments — 6.7%
Affiliated Mutual Funds — 6.5%
PGIM Core Ultra Short Bond Fund(wa)	35,370,128	35,370,128

A17

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $17,987,596; includes $17,885,927 of cash collateral for securities on loan)(b)(wa)	17,994,794	$17,987,596

Total Affiliated Mutual Funds (cost $53,357,724)		53,357,724

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.2%
U.S. Treasury Bills
4.799%	12/19/24	1,570	1,554,484
(cost $1,553,669)

Total Short-Term Investments (cost $54,911,393)				54,912,208

TOTAL INVESTMENTS—102.5% (cost $706,322,010)				836,940,696

Liabilities in excess of other assets(z) — (2.5)%				(20,523,622)

Net Assets — 100.0%				$816,417,074

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BOA	Bank of America, N.A.
bps	Basis Points
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,542,880; cash collateral of $17,885,927 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A18

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	10/15/24	$(500)		$(431,543)
Federal National Mortgage Assoc.	3.000%	TBA	11/14/24	(2,000)		(1,796,951)
Federal National Mortgage Assoc.	3.500%	TBA	11/14/24	(500)		(465,955)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,712,090)						$(2,694,449)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Dec. 2024	$1,665,938	$3,270
17	5 Year U.S. Treasury Notes	Dec. 2024	1,868,008	(4,162)
40	10 Year U.S. Treasury Notes	Dec. 2024	4,571,250	6,175
47	10 Year U.S. Ultra Treasury Notes	Dec. 2024	5,559,953	(3,810)
58	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	7,719,438	(93,589)
250	Mini MSCI EAFE Index	Dec. 2024	31,097,500	617,350
6	S&P 500 E-Mini Index	Dec. 2024	1,744,275	37,143
				562,377
Short Position:
28	20 Year U.S. Treasury Bonds	Dec. 2024	3,477,250	18,567
				$580,944
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	SSB	EUR	670	$746,045	$745,333	$—	$(712)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	BOA	EUR	670	$748,600	$745,333	$3,267	$—
Expiring 11/05/24	SSB	EUR	670	747,099	746,433	666	—
				$1,495,699	$1,491,766	3,933	—
						$3,933	$(712)
Credit default swap agreement outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	6,250	0.528%	$141,636	$141,643	$7
A19

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreement outstanding at September 30, 2024 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,332	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	$—	$(1,375)	$(1,375)
2,756	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	2,951	2,951
6,390	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	5,503	5,503
3,405	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	15,213	15,213
3,585	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(26,466)	(26,466)
1,745	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(25,749)	(25,749)
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	44	(5,685)	(5,729)
3,570	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	1,161	88,226	87,065
2,225	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(2,366)	(83,180)	(80,814)
280	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	127,811	107,729	(20,082)
				$126,650	$77,167	$(49,483)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	03/20/25	(2,622)	$28,453	$—	$28,453
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	12/04/24	3,765	152,983	—	152,983
A20

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Total return swap agreements outstanding at September 30, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	JPM	02/04/25	4,970	$(62,064)	$—	$(62,064)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 5.090%	BOA	02/21/25	6,935	34,173	—	34,173
					$153,545	$—	$153,545
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21